Mineral properties, plant and equipment and exploration and evaluation assets	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Mineral properties, plant and equipment and exploration and evaluation assets [Text Block]
15.	Mineral properties, plant and equipment and exploration and evaluation assets

	Mineral interests
		Non-	Exploration and	Plant, buildings	Assets under	Corporate
	Depletable	depletable	evaluation	and equipment	construction	assets	Total
			assets
	$	$	$	$	$	$	$
Cost:
As at December 31, 2016	146,145	89,089	12,757	340,962	7,341	723	597,017
Additions	73,486	6,244	328	7,032	39,274	23	126,387
Changes in rehabilitiation provision	4,970	(204)	-	-	-	-	4,766

Reclassification of VAT recoverable	2,629	-	-	-	-	-	2,629
Transfers	17,127	(16,592)	-	18,677	(19,212)	-	-
As at December 31, 2017	244,357	78,537	13,085	366,671	27,403	746	730,799
Additions	45,497	141	-	2,264	9,084	21	57,007
Changes in rehabilitation provision	556	(558)	-	-	-	-	(2)
Transfers	11,069	(5,959)	-	20,949	(26,059)	-	-
	301,479	72,161	13,085	389,884	10,428	767	787,804
Less: Assets of the AGM (note 6)	(301,479)	(72,161)	(13,085)	(389,884)	(10,428)	(318)	(787,355)
As at December 31, 2018	-	-	-	-	-	449	449

Accumulated depreciation and depletion:
As at December 31, 2016	(23,405)	-	-	(31,793)	-	(575)	(55,773)
Depreciation and depletion	(42,354)	-	-	(21,808)	-	(41)	(64,203)
As at December 31, 2017	(65,759)	-	-	(53,601)	-	(616)	(119,976)
Depreciation and depletion	(34,395)	-	-	(17,200)	-	(44)	(51,639)

Loss associated with loss of control (note 6)	(64,537)	(30,911)	(3,417)	(83,807)	(2,539)	-	(185,211)
	(164,691)	(30,911)	(3,417)	(154,608)	(2,539)	(660)	(356,826)
Less: Assets of the AGM (note 6)	164,691	30,911	3,417	154,608	2,539	325	356,491
As at December 31, 2018	-	-	-	-	-	(335)	(335)

Net book value:
As at December 31, 2017	178,598	78,537	13,085	313,070	27,403	130	610,823
As at December 31, 2018	-	-	-	-	-	114	114

For the period January 1, 2018 to July 31, 2018, the period during which the Company controlled the AGM, $9.6 million of depreciation and depletion was allocated to the cost of inventories.

(a)	Mineral interests and plant, buildings and equipment

Depletable mineral interests consist of the pits that were mined by the Company, while non- depletable mineral interests consist of the pits that were not being mined by the Company. Other property, plant and equipment costs related to the construction of non- operating pits are classified as Assets under construction until such time the assets are available for and put into use, at which time the assets will be classified as Plant, buildings and equipment and depreciated in accordance with the Company’s accounting policy for the respective asset class.

(b)	Deferred stripping

For the period January 1, 2018 to July 31, 2018, the period during which the Company controlled the AGM, the Company deferred a total of $45.5 million of stripping costs to depletable mineral interests (during the year ended December 31, 2017 - $64.6 million). Furthermore, depletion expense of $10.7 million for the period January 1, 2018 to July 31, 2018 was charged on deferred stripping assets and was recorded in cost of sales (during the year ended December 31, 2017 – $12.3 million).

(c)	Asset acquisitions

During the third quarter of 2017, the Company completed the acquisition of the Miradani Gold Project (the "Miradani Project"), which is located adjacent to the AGM. Covering an area of approximately 15km2, the Miradani Project is on an existing mining lease (valid until May 2025) which may enable potential mineral resources to be accelerated to production. The northern boundary of the concession is located approximately 5.5km south of the AGM’s processing plant. The purchase price was paid for in cash and recognized on the balance sheet within exploration and evaluation assets. Future production from the Miradani Project is subject to a 5% royalty payable to the Government of Ghana.

(d)

During the year ended December 31, 2017, $2.6 million of VAT receivable was reclassified to depletable mineral property interests as it was determined by the GRA to relate to pre-production expenditures. The balance of $2.6 million is eligible to be capitalized to the AGM’s deferred tax pools in Ghana and will be tax deductible over a period of five years.